Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Estimates Weighted-average Fair Value Per Share of Options Granted

The following weighted-average assumptions were used for each respective period to calculate our stock-based compensation for each stock option grant:

	Fiscal Year Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Stock Options:
Expected volatility	69% - 75%	65%	50% - 69%	57% - 67%	56% - 69%	50% - 69%	54% - 57%
Expected term (in years)	5.62	6.02	6.05	6.04	5.75	5.83	6.05
Risk-free interest rate	1.48% - 3.77%	2.57% - 3.04%	1.43% - 2.96%	1.43% - 2.96%	0% - 1.92%	0.00% - 3.03%	0.87% - 1.18%
Dividend yield	—%	—%	—%	—%	—%	—%	—%

The following weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted under the Employee Stock Purchase Plan (ESPP), which became effective on June 28, 2012:

Nine Months Ended, September 30, 2012
(Unaudited)
ESPP:
Expected volatility	42%
Expected term (in years)	.58
Risk-free interest rate	0.16%
Dividend yield	—%